UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment [X ];               Amendment Number: 1
       This Amendment (Check only one):         [  ] is a restatement.
                                                [ X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Brinton Eaton Associates, Inc.
Address: 175 South Street, Suite 200
	 Morristown, NJ 07960


Form 13F File Number:  28-10221

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jeremy Welther
Title: Chief Compliance Officer
Phone: 973-984-3352

Signature, Place, and Date of Signing:


 Jeremy Welther            Morristown, NJ            January 29, 2011
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

In error did not include ETF values.

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: none



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                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  -----------------------

Form 13F Information Table Entry Total:              73
                                                  -----------------------

Form 13F Information Table Value Total:           227603  (x thousand)
                                                  -----------------------


List of Other Included Managers:

                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
BLK-RK NJ                          ETF       09247C107         23        2SH              SOLE                                 23
CLAYMORE TIMBER ETF                ETF       18383Q879          1       85SH              SOLE                                 85
CREDIT SUISSE ASSET MGMT FD        ETF       224916106          6     2000SH              SOLE                               2000
DIAMONDS TRUST SER 1               ETF       252787106         22      200SH              SOLE                                200
DJ INTL REIT SPDR                  ETF       78463X863      12467   328299SH              SOLE                             328299
DJ ISHS SEL DIV IX                 ETF       464287168         53     1000SH              SOLE                               1000
DJ US CON NON-CYC SEC IX FD        ETF       464287812       3161    55065SH              SOLE                              55065
DJ US ENE SEC IX FD                ETF       464287796       2246    59785SH              SOLE                              59785
DJ US FIN SEC IX                   ETF       464287788       2518    36255SH              SOLE                              36255
DJ US FINL SVC IX                  ETF       464287770         62      840SH              SOLE                                840
DJ US HTHCRE SEC IX FD             ETF       464287762       3485    56188SH              SOLE                              56188
DJ US INDUSTRIAL                   ETF       464287754        648    11910SH              SOLE                              11910
DJ US RE IX                        ETF       464287739       8185   132125SH              SOLE                             132125
DJ US TREAS INFLATE                ETF       464287176        185     1830SH              SOLE                               1830
DJ US UTIL IX                      ETF       464287697        126     1595SH              SOLE                               1595
EMRG MKTS VIPRS                    ETF       922042858       1578    45525SH              SOLE                              45525
HIGH YLD PLUS FD                   ETF       429906100          9     4000SH              SOLE                               4000
IPATH DJ-AIG INDEX                 ETF       06738C778         16      320SH              SOLE                                320
IPATH GS COMMOD IX                 ETF       06738C794      38796   726705SH              SOLE                             726705
ISHARE BARCL AGG BD IX             ETF       464287226        727     7370SH              SOLE                               7370
ISHARE TR S&P CALI MUNI            ETF       464288356        383     3815SH              SOLE                               3815
ISHARES 7-10 YR TREAS IX           ETF       464287440        143     1610SH              SOLE                               1610
ISHARES EMERG MKTS                 ETF       464287234       4240   124859SH              SOLE                             124859
ISHARES FTSE CHINA IX              ETF       464287184          3       90SH              SOLE                                 90
ISHARES GLBL CONS STAPLES          ETF       464288737       7734   140394SH              SOLE                             140394
ISHARES GLBL IND                   ETF       464288729       4382    96536SH              SOLE                              96536
ISHARES S&P NATL MUN IX            ETF       464288414        217     2230SH              SOLE                               2230
ISHARES TR DJ                      ETF       464288778         77     2415SH              SOLE                               2415
ISHARES TR S&P GLBL ENE            ETF       464287341       3377    90246SH              SOLE                              90246
ISHARES TR S&P GLBL HLTH           ETF       464287325       6686   133502SH              SOLE                             133502
ISHRS TR S&P GLBL FIN              ETF       464287333       7630   138803SH              SOLE                             138803
MARKET VCTRS AGRIBUSINESS          ETF       57060U605         46     1250SH              SOLE                               1250
MUNIHOLDINGS NJ INSD               ETF       09245X101         29     2600SH              SOLE                               2600
NASDAQ BIOTECH IX                  ETF       464287556      14633   181082SH              SOLE                             181082
NUVEEN EQ PREM ADV CLOSED END      ETF       6706ET107         26     2031SH              SOLE                               2031
NUVEEN INS DIV ADV MUNI FD         ETF       67071L106         26     2392SH              SOLE                               2392
NUVEEN QUALITY INCOME MUNI         ETF       670977107         26     2341SH              SOLE                               2341
NVN NJ INVT QUAL MUN               ETF       670971100          7      700SH              SOLE                                700
PIMCO CA MUNI                      ETF       72200N106        232    16250SH              SOLE                              16250
PIMCO CORP OPP FD                  ETF       72201B101         41     4000SH              SOLE                               4000
PIMCO MUNI INC                     ETF       72200R107         27     2000SH              SOLE                               2000
RUSSELL MID CAP                    ETF       464287499        108     1310SH              SOLE                               1310
RYDEX ETF TR S&O EQ WT HLTH        ETF       78355W841         21      415SH              SOLE                                415
RYDEX ETF TR S&P 500               ETF       78355W106         11      300SH              SOLE                                300
RYDEX ETF S&P EQ WGHT              ETF       78355W833         85     1940SH              SOLE                               1940
S&P 500 DEP REC                    ETF       78462F103        172     1482SH              SOLE                               1482
S&P 500 INDEX FUND ETF             ETF       464287200        246     2105SH              SOLE                               2105
S&P INTL SM CAP                    ETF       78463X871       9163   376925SH              SOLE                             376925
S&P MDCP 400 IDX                   ETF       464287507      15967   222168SH              SOLE                             222168
S&P MID CAP 400                    ETF       78467Y107      21155   160820SH              SOLE                             160820
S&P SMCAP 600 IDX                  ETF       464287804          4       60SH              SOLE                                 60
SEL SEC SPDR DISC                  ETF       81369Y407         13      460SH              SOLE                                460
SEL SEC SPDR ENERGY                ETF       81369Y506       6477   102785SH              SOLE                             102785
SEL SEC SPDR FIN                   ETF       81369Y605       5319   268850SH              SOLE                             268850
SEL SEC SPDR HLTH                  ETF       81369Y209       8080   269810SH              SOLE                             269810
SEL SEC SPDR INDUS                 ETF       81369Y704       6851   222630SH              SOLE                             222630
SEL SEC SPDR MAT                   ETF       81369Y100         67     2000SH              SOLE                               2000
SEL SEC SPDR STPLS                 ETF       81369Y308      10602   386901SH              SOLE                             386901
SEL SEC SPDR TECH                  ETF       81369Y803          2      100SH              SOLE                                100
STREETTRACKS WILSHIRE REIT         ETF       78464A607         70     2180SH              SOLE                               2180
TELECOM HLDRS TR DEPOSITARY        ETF       87927P200          2       65SH              SOLE                                 65
VANG BD IDX FD ST BD               ETF       921937827         60      775SH              SOLE                                775
VANG BD INDEX  TOTAL MRKT          ETF       921937835        179     2370SH              SOLE                               2370
VANG BD INDEX FD INT               ETF       921937819        200     2725SH              SOLE                               2725
VANG BD INDEX LT                   ETF       921937793         14      200SH              SOLE                                200
VANG ETF ENERGY                    ETF       92204A306       1058    11843SH              SOLE                              11843
VANG ETF FIN                       ETF       92204A405       5396   139305SH              SOLE                             139305
VANG ETF HEALTH                    ETF       92204A504       2396    44937SH              SOLE                              44937
VANG ETF IND                       ETF       92204A603       2180    38073SH              SOLE                              38073
VANG ETF STAPLES                   ETF       92204A207       1588    23365SH              SOLE                              23365
VANG REIT IX                       ETF       922908553       5765    95276SH              SOLE                              95276
VANG TOTAL STOCK                   ETF       922908769         66     1130SH              SOLE                               1130
WISDOMTREE TRUST                   ETF       97717W281          7      200SH              SOLE                                200

Total  $227603 (X1000)

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